MUTUAL FUND SERIES TRUST

(THE “TRUST”)

Supplement dated April 1, 2013 to each Statement of Additional Information (“SAI”)

of each of the following series of the Trust (each a “Fund” and collectively, the “Funds”):

Camelot Premium Return Fund	Class A and C
Catalyst/CP Core Equity Fund	Class A and C
Catalyst/CP World Equity Fund	Class A and C
Catalyst/CP Focus Large Cap Fund	Class A and C
Catalyst/CP Focus Mid Cap Fund	Class A and C
Catalyst/Groesbeck Growth of Income Fund	Class A, C &I
Catalyst/Lyons Hedged Premium Return Fund	Class A and C
Catalyst/Lyons Tactical Allocation Fund	Class A and C
Catalyst/Princeton Floating Rate Income Fund	Class A, C and I
Catalyst/SMH High Income Fund	Class A and C
Catalyst/SMH Total Return Income Fund	Class A and C
Catalyst/MAP Global Total Return Income Fund	Class A and C
Catalyst/MAP Global Capital Appreciation Fund	Class A and C
Catalyst Value Fund	Class A, C and I
Catalyst Strategic Insider Fund	Class A and C
Catalyst Insider Tracking Fund	Class A and C
Catalyst Insider Buying Fund	Class A and C
Catalyst Insider Long/Short Fund	Class A and C
Catalyst Event Arbitrage Fund	Class A and C
Day Hagan Tactical Allocation Fund of ETFs	Class A and C
Eventide Gilead Fund	Class A, C, I and N
Eventide Healthcare and Life Sciences Fund	Class A, C, I and N
JAG Large Cap Growth Fund	Class A, C and I
Listed Private Equity Plus Fund	Class A and C
Vista Capital Appreciation Fund	Class A and C
SignalPoint Global Alpha Fund	Class A, C and Class I

The information in this Supplement updates and amends certain information contained in each currently effective SAI for each Fund dated on or before the date of this Supplement and should be read in conjunction with any such SAI.

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The table contained under the heading “TRUSTEES AND OFFICERS—Interested Trustee and Officers” of each SAI is deleted in its entirety and replaced with the following table:

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During the Past 5 Years
Jerry Szilagyi 22 High Street Huntington, NY 11743 Year of Birth: 1962	Trustee, President and Secretary	Trustee since 7/2006; President since 2/2012; Secretary since 2/2013	Managing Member, Catalyst Capital Advisors LLC, since 1/2006; President, MFund Distributors LLC, since 10/2012; President, MFund Services LLC, since 1/2012; President, Abbington Capital Group LLC, since 1998; President, Cross Sound Capital LLC, since 6/2011; President, Mutuals Advisors, Inc., since 3/2011; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010.	25	Variable Insurance Trust since 2011
Erik Naviloff 80 Arkay Drive Hauppauge, New York 11788 Year of Birth: 1968	Treasurer	Since 4/2012	Vice President of Gemini Fund Services, LLC, since 2011; Assistant Vice President, Gemini Fund Services, 2007 to 2012; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Steve Troche 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1984	Assistant Secretary	Since 2/2013	Junior Paralegal, Gemini Fund Services, LLC, since 2012; Legal Assistant, Gemini Fund Services, LLC, 2011 to 2012; MetLife, Financial Services Representative, 2008 to 2010.	N/A	N/A
Debra Brown CCO Compliance 1140 Avenue of the Americas, 9th Floor New York, NY 10036 Year of Birth: 1962	Chief Compliance Officer	Since 7/2012	Chief Compliance Officer, CCO Compliance Services, LLC, since 7/2012; Attorney, Brown & Associates LLC, since 9/2000.	N/A	N/A

* The Trustee who is an “interested person” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of an advisor that manages some series of the Trust.

You should read this Supplement in conjunction with each Fund’s current SAI, which provides information that you should know about the Fund before investing. These documents are available upon request and without charge by calling 1-866-447-4228.

Please retain this Supplement for future reference.